UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/2002

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      2/6/2003
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   51

Form 13F Information Table Value Total:   $87,271


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                    FORM 13F
                                December 31, 2002

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9      769  1865000 PRN      SOLE                  1530000            335000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5      900  2130000 PRN      SOLE                  1480000            650000
ABBOTT LABS                    COM              002824100     3940    98490 SH       SOLE                    64790             33700
ADVANCE PCS, INC               COM              00790K109      698    31440 SH       SOLE                    31440
AGERE CLASS B COMMON STOCK     COM              00845V209       24    17456 SH       SOLE                     6874             10582
ANADARKO PETROLEUM CORP        COM              032511107      208     4341 SH       SOLE                     4341
AVERY DENNISON CORP            COM              053611109     3898    63813 SH       SOLE                    43313             20500
BERKSHIRE HATHAWAY INC         COM              084670108      218        3 SH       SOLE                        3
BRISTOL MYERS SQUIBB CO        COM              110122108      414    17880 SH       SOLE                    17280               600
BURLINGTON RES INC             COM              122014103     3915    91785 SH       SOLE                    61060             30725
CATO CORP                      COM              149205106     1733    80275 SH       SOLE                    54550             25725
CHEVRONTEXACO CORP             COM              166764100     3319    49932 SH       SOLE                    30182             19750
CHICAGO BRIDGE & IRON          COM              167250109     3732   123580 SH       SOLE                    81155             42425
CHOLESTECH CORP                COM              170393102      731   105015 SH       SOLE                    70015             35000
COLGATE PALMOLIVE CO           COM              194162103     2293    43740 SH       SOLE                    28365             15375
COMMONWEALTH TELEPHONE ENTERPR COM              203349105     3390    94582 SH       SOLE                    63463             31119
CONAGRA INC                    COM              205887102      683    27304 SH       SOLE                    27304
CORNING INC                    COM              219350105      918   277451 SH       SOLE                   144251            133200
EL PASO CORP.                  COM              28336L109      949   136385 SH       SOLE                    85385             51000
FEDERAL HOME LN MTG CORP       COM              313400301      376     6360 SH       SOLE                     6360
FIDELITY NATIONAL FINANCIAL    COM              316326107     4731   144097 SH       SOLE                   103087             41010
GPE BRUX LAMBERT               COM              7097328       2252    55020 SH       SOLE                    34570             20450
HANOVER COMPRESSOR             COM              410768105      126    13710 SH       SOLE                    13510               200
HOUSTON EXPLORATION COMPANY    COM              442120101     3923   128215 SH       SOLE                    87390             40825
JOHNSON & JOHNSON              COM              478160104      215     4010 SH       SOLE                     4010
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     2641   220075 SH       SOLE                   145275             74800
LEVEL 3 COMMUNICATIONS         COM              52729N100     1077   219750 SH       SOLE                   118650            101100
LIBERTY MEDIA CO               COM              530718105     2056   229992 SH       SOLE                   151992             78000
LILLY ELI & CO                 COM              532457108      397     6257 SH       SOLE                     6257
MONSANTO CO                    COM              611662107      201    10425 SH       SOLE                     6921              3504
MONY GROUP INC COM             COM              615337102     2654   110880 SH       SOLE                    75080             35800
NATIONWIDE FINANCIAL SERVICES  COM              638612101     3577   124855 SH       SOLE                    90080             34775
NDC HEALTH                     COM              639480102     3156   158600 SH       SOLE                   114675             43925
NEWMONT MNG CORP               COM              651639106     4206   144890 SH       SOLE                    93590             51300
NISOURCE INC.                  COM              65473P105      262    13110 SH       SOLE                    13110
PALL CORP                      COM              696429307      666    39900 SH       SOLE                    39900
PERFORMANCE FOOD GROUP         COM              713755106     3818   112440 SH       SOLE                    83640             28800
PHARMACIA CORP                 COM              71713U102     3837    91790 SH       SOLE                    61065             30725
PLUM CREEK TIMBER              COM              729251108     3315   140480 SH       SOLE                    94305             46175
PUDGET SOUND ENERGY            COM              745332106      242    10970 SH       SOLE                    10970
RCN CORP.                      COM              749361101      129   244150 SH       SOLE                   163250             80900
REYNOLDS & REYNOLDS CO         COM              761695105      241     9450 SH       SOLE                     9450
RFS HOTELS INVESTORS, INC      COM              74955J108     1002    92300 SH       SOLE                    55300             37000
ROYAL DUTCH PETE CO NY REG SH  COM              780257705      774    17575 SH       SOLE                    17575
SBC COMMUNICATIONS, INC        COM              78387G103      223     8221 SH       SOLE                     8221
SENSE TECHNOLOGIES INC         COM              816923106        2    10000 SH       SOLE                    10000
SUNGARD DATA SYSTEMS           COM              867363103     1125    47750 SH       SOLE                    47750
UNOCAL CORP                    COM              915289102     1110    36290 SH       SOLE                    36290
VIACOM, INC. - CLASS B         COM              925524308     4582   112419 SH       SOLE                    81940             30479
VULCAN MATERIALS               COM              929160109     1210    32260 SH       SOLE                    25760              6500
WYETH                          COM              983024100      411    11000 SH       SOLE                    10800               200
                                                           $87,271
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